Financial investments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedules of financial investments

Carrying amounts of financial investments
	30 Jun	31 Dec
	2022	2021
	$m	$m
Financial investments measured at fair value through other comprehensive income	276,577	348,972
– treasury and other eligible bills	59,602	100,158
– debt securities	215,163	246,998
– equity securities	1,812	1,770
– other instruments	—	46
Debt instruments measured at amortised cost	154,219	97,302
– treasury and other eligible bills	55,392	21,634
– debt securities	98,827	75,668
At the end of the period	430,796	446,274